Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2021
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments
4.	Critical Accounting Estimates and Judgments

In the preparation of the company’s consolidated financial statements, management has made a number of critical accounting estimates and judgments as described below, and in certain notes to the consolidated financial statements: determination of fair value for financial instruments in note 5; carrying value of goodwill and intangibles in note 12; and contingencies in note 20. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable.

Provision for losses and loss adjustment expenses

Property and casualty insurance and reinsurance - Provisions for losses and loss adjustment expenses are estimated based on Canadian accepted actuarial practices, which are designed to ensure the company establishes an appropriate reserve on the consolidated balance sheet to cover insured losses and related claims expenses for both reported claims and IBNR claims as of each balance sheet date. The assumptions underlying the estimation of provisions for losses and loss adjustment expenses, the most significant of which are expected loss ratios, loss development patterns, claim frequencies and severities, exposure changes and expected reinsurance recoveries, are regularly reviewed and updated by the company to reflect recent and emerging trends in experience and changes in the risk profile of the business. The estimation techniques employed by the company in determining provisions for losses and loss adjustment expenses and the inherent uncertainties associated with insurance contracts are described in the “Property and casualty insurance contracts” section of note 3 and the “Underwriting Risk” section of note 24, and the historic development of the company’s insurance liabilities are presented in note 8.

Life insurance - Provisions for policy benefits are estimated based on accepted actuarial practices in the jurisdictions where life insurance policies are written. Those actuarial practices are designed to ensure the company establishes an appropriate reserve on its consolidated balance sheet to cover insured losses and related claims expenses. The assumptions underlying the estimation of the provision for policy benefits, the most significant of which are lapse rates, discount rates and future expenses, are regularly reviewed and updated by the company to reflect recent and emerging trends.

Determination of fair value for financial instruments classified as Level 3 in the fair value hierarchy

Fair values for substantially all of the company’s financial instruments are measured using market or income approaches. Considerable judgment may be required in developing estimates of fair value, particularly for financial instruments classified as Level 3 in the fair value hierarchy as such estimates incorporate unobservable inputs that require management to use its own assumptions. In particular, for private placement debt securities and private company preferred shares the company uses industry accepted discounted cash flow models to respectively, value the instruments directly, and to corroborate fair values implied by limited market activity. Significant judgements and assumptions are required to determine the discounted cash flows, including discount rates, long term growth rates and credit spreads, as applicable. See note 5 for details of the company’s Level 3 financial instruments and the valuation assumptions applied.

Impairment assessments of goodwill and indefinite-lived intangible assets

Goodwill and indefinite-lived intangible assets are assessed annually for impairment, or more frequently if there are indicators of impairment, by comparing the carrying value of the cash-generating unit (“CGU”) or group of CGUs to which these assets are allocated to their recoverable amounts. The company principally uses discounted cash flows to estimate the recoverable amount of a CGU or group of CGUs to which goodwill or indefinite-lived intangible assets have been allocated, and market approaches inclusive of a control premium are used when applicable. Significant judgements and assumptions are required to determine the discounted cash flows, including discount rates, long term growth rates and working capital requirements, and also (i) for goodwill, premiums, investment returns, revenues and expenses, and (ii) for indefinite-lived intangible assets, premiums, revenues and royalty rates. Discounted cash flows are subject to sensitivity analysis given the uncertainty in preparing forecasts. Details of goodwill and indefinite-lived intangible assets, including the results of annual impairment tests, are presented in note 12.

Determination of significant influence, joint control and control

The determination of whether an investment is an associate, a joint arrangement or a subsidiary requires consideration of all facts and circumstances, and typically begins with an analysis of the company’s proportion of the investee’s voting rights. Judgment may be required to determine the existence of significant influence, joint control or control when it involves elements such as contractual arrangements between shareholders, currently exercisable potential voting rights through warrants or convertible instruments, significant shareholdings relative to other third party shareholders, and regulatory restrictions on board representation, voting rights, or relevant activities of the investee. De facto control over an investee without holding the majority of its voting rights may occur due to dispersion of third party shareholdings and other factors. Conversely, having significant influence over an investee when holding the majority of its voting rights may occur due to regulatory and other restrictions that limit the application of voting and other rights. The company’s investments in associates and joint ventures are presented in note 6, business combinations and divestitures are presented in note 23 and subsidiaries are presented in note 29. During 2021 the company exercised judgment in determining it had significant influence over Gulf Insurance pursuant to arrangements related to its sale of RiverStone Barbados as described in note 6.

Business combinations

Accounting for business combinations requires estimates of fair value for the consideration transferred, assets acquired and liabilities assumed. The company uses all available information, including third party valuations and appraisals where appropriate, to determine these fair values. Changes in estimates of fair value due to additional information related to facts and circumstances that existed at the acquisition date would impact the amount of goodwill or gain on bargain purchase recognized. The company has up to one year from the acquisition date to finalize its determination of fair values for a business combination if needed. Details of business combinations are presented in note 23.